Accrued Expenses	12 Months Ended
Jun. 30, 2013
Payables and Accruals [Abstract]
Accrued Expenses

6.     Accrued Expenses:

Accrued expenses were comprised of the following:

	June 30,
	2013	2012
Accrued research	$210,696	$113,264
Accrued dividends payable	20,000	114,474
Accrued other	156,844	141,957
	$387,540	$369,695